Basis of presentation (Details Narrative) - USD ($) $ in Thousands		9 Months Ended
	Dec. 14, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
General and administrative expense		$ 1,653
Sales and marketing expense		$ 3
Binding arrangement agreement [member]
IfrsStatementLineItems [Line Items]
Description of shares owned	Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis.